10-K Income taxes - Schedule of income taxes paid (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Income Tax Disclosure [Abstract]
Federal			$ 9,575
State			16,894
Foreign			589
Cash paid for income taxes, net of refunds received	$ 1,511	$ 1,610	$ 27,058	$ 16,486	$ 100,011

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.